Accounting policies (Property Lease and Management) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 1,580	$ 51	$ 5,069
Transferred over Time [Member]
Revenues	1,570	0	0
Transferred at Point in Time [Member]
Revenues	$ 10	$ 51	$ 5,069